Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: 84.5%
		Brazil: 9.0%
BRL 16,158,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	$ 3,369,200	4.3
BRL 10,350,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	2,194,738	2.8
BRL 5,229,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2027	1,113,983	1.4
BRL 2,000,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2029	427,130	0.5
			7,105,051	9.0

		Chile: 1.8%
CLP 115,000,000		Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	165,646	0.2
CLP 885,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	1,230,850	1.6
			1,396,496	1.8

		China: 10.2%
CNY 6,030,000		China Government Bond, 2.850%, 06/04/2027	923,349	1.2
CNY 26,700,000		China Government Bond, 3.250%, 06/06/2026	4,190,664	5.3
CNY 15,000,000		China Government Bond, 3.250%, 11/22/2028	2,347,116	3.0
CNY 2,560,000		China Government Bond, 3.290%, 05/23/2029	401,465	0.5
CNY 1,030,000		China Government Bond, 3.810%, 09/14/2050	163,627	0.2
			8,026,221	10.2

		Colombia: 4.4%
COP 4,902,300,000		Colombian TES, 6.000%, 04/28/2028	1,255,352	1.6
COP 2,767,700,000		Colombian TES, 7.000%, 06/30/2032	719,778	0.9
COP 2,265,000,000		Colombian TES, 7.500%, 08/26/2026	639,512	0.8
COP 2,962,200,000		Colombian TES, 7.750%, 09/18/2030	823,566	1.1
			3,438,208	4.4

		Czech Republic: 4.2%
CZK 10,660,000		Czech Republic Government Bond, 0.250%, 02/10/2027	457,743	0.6
CZK 8,860,000		Czech Republic Government Bond, 0.950%, 05/15/2030	384,261	0.5
CZK 29,360,000		Czech Republic Government Bond, 1.000%, 06/26/2026	1,323,249	1.7
CZK 23,500,000		Czech Republic Government Bond, 2.400%, 09/17/2025	1,128,252	1.4
			3,293,505	4.2

		Dominican Republic: 0.2%
DOP 8,000,000	(1)	Dominican Republic International Bond, 8.900%, 02/15/2023	147,896	0.2

		Hungary: 2.6%
HUF 293,320,000		Hungary Government Bond, 1.500%, 04/22/2026	968,043	1.2
HUF 302,930,000		Hungary Government Bond, 3.000%, 08/21/2030	1,068,425	1.4
			2,036,468	2.6

		Indonesia: 7.7%
IDR 5,307,000,000		Indonesia Treasury Bond, 7.000%, 05/15/2027	388,546	0.5
IDR 14,321,000,000		Indonesia Treasury Bond, 7.500%, 08/15/2032	1,043,951	1.3
IDR 18,533,000,000		Indonesia Treasury Bond, 7.500%, 05/15/2038	1,314,565	1.7
IDR 11,487,000,000		Indonesia Treasury Bond, 8.250%, 06/15/2032	884,974	1.1
IDR 18,137,000,000		Indonesia Treasury Bond, 8.375%, 03/15/2034	1,387,443	1.8
IDR 13,051,000,000		Indonesia Treasury Bond, 8.750%, 05/15/2031	1,040,102	1.3
			6,059,581	7.7

		Malaysia: 4.9%
MYR 8,382,000		Malaysia Government Bond, 3.885%, 08/15/2029	2,123,106	2.7
MYR 2,608,000		Malaysia Government Bond, 3.899%, 11/16/2027	662,219	0.8
MYR 2,083,000		Malaysia Government Bond, 4.127%, 04/15/2032	529,150	0.7
MYR 2,198,000		Malaysia Government Bond, 4.762%, 04/07/2037	569,415	0.7
			3,883,890	4.9

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Mexico: 7.0%
MXN 4,500		Mexican Bonos, 7.250%, 12/09/2021	$ 228	0.0
MXN 12,170,000		Mexican Bonos, 7.500%, 06/03/2027	636,878	0.8
MXN 37,912,700		Mexican Bonos, 7.750%, 05/29/2031	2,009,046	2.6
MXN 1,470,000		Mexican Bonos, 7.750%, 11/13/2042	75,872	0.1
MXN 20,830,000		Mexican Bonos, 8.500%, 05/31/2029	1,150,902	1.5
MXN 28,791,000		Mexican Bonos, 8.500%, 11/18/2038	1,597,314	2.0
			5,470,240	7.0

		Peru: 2.3%
PEN 1,972,000		Peru Government Bond, 5.400%, 08/12/2034	485,424	0.6
PEN 44,000		Peru Government Bond, 6.150%, 08/12/2032	12,000	0.0
PEN 3,710,000		Peru Government Bond, 6.350%, 08/12/2028	1,080,039	1.4
PEN 918,000		Peru Government Bond, 6.900%, 08/12/2037	253,385	0.3
			1,830,848	2.3

		Philippines: 0.3%
PHP 10,000,000		Philippine Government International Bond, 6.250%, 01/14/2036	243,176	0.3

		Poland: 4.3%
PLN 1,060,000		Republic of Poland Government Bond, 0.250%, 10/25/2026	261,066	0.3
PLN 1,600,000		Republic of Poland Government Bond, 2.500%, 07/25/2026	445,508	0.6
PLN 9,380,000	(1)	Republic of Poland Government Bond, 2.750%, 04/25/2028	2,668,245	3.4
			3,374,819	4.3

		Romania: 2.1%
RON 3,370,000		Romania Government Bond, 3.250%, 04/29/2024	830,017	1.1
RON 2,965,000		Romania Government Bond, 4.250%, 06/28/2023	741,134	0.9
RON 435,000		Romania Government Bond, 5.000%, 02/12/2029	117,601	0.1
			1,688,752	2.1

		Russia: 4.6%
RUB 31,628,000		Russian Federal Bond - OFZ, 7.250%, 05/10/2034	438,683	0.5
RUB 103,000,000		Russian Federal Bond - OFZ, 7.650%, 04/10/2030	1,466,396	1.9
RUB 50,833,000		Russian Federal Bond - OFZ, 7.700%, 03/23/2033	729,284	0.9
RUB 66,750,000		Russian Federal Bond - OFZ, 8.500%, 09/17/2031	1,007,343	1.3
			3,641,706	4.6

		South Africa: 5.4%
ZAR 22		Republic of South Africa Government Bond, 6.250%, 03/31/2036	1	0.0
ZAR 44,902,000		Republic of South Africa Government Bond, 8.500%, 01/31/2037	2,707,073	3.4
ZAR 24,037,000		Republic of South Africa Government Bond, 8.875%, 02/28/2035	1,529,239	2.0
			4,236,313	5.4

		South Korea: 1.5%
IDR 15,800,000,000		Export-Import Bank of Korea, 7.250%, 12/07/2024	1,156,342	1.5

		Thailand: 6.4%
THB 17,596,000	(1)	Thailand Government Bond, 1.600%, 12/17/2029	550,401	0.7
THB 21,590,000		Thailand Government Bond, 2.875%, 12/17/2028	745,577	0.9
THB 59,627,000		Thailand Government Bond, 3.300%, 06/17/2038	2,102,411	2.7
THB 12,628,000		Thailand Government Bond, 3.400%, 06/17/2036	449,335	0.6
THB 11,369,000		Thailand Government Bond, 3.650%, 06/20/2031	415,347	0.5
THB 19,669,000		Thailand Government Bond, 4.875%, 06/22/2029	770,431	1.0
			5,033,502	6.4

		Turkey: 4.8%
TRY 6,059,000		Turkey Government Bond, 8.000%, 03/12/2025	521,575	0.7
TRY 8,314,000		Turkey Government Bond, 10.600%, 02/11/2026	750,067	1.0
TRY 16,392,000		Turkey Government Bond, 10.700%, 08/17/2022	1,756,538	2.2
TRY 1,270,000		Turkey Government Bond, 11.000%, 02/24/2027	113,117	0.1

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Turkey: (continued)
TRY 6,813,000	Turkey Government Bond, 12.400%, 03/08/2028	$ 643,212	0.8
		3,784,509	4.8

	Uruguay: 0.8%
UYU 25,450,000	Uruguay Government International Bond, 8.250%, 05/21/2031	597,086	0.8

	Total Sovereign Bonds
	(Cost $70,908,648)	66,444,609	84.5

SUPRANATIONAL BONDS: 3.0%
	Supranational: 3.0%
PLN 2,402,000	European Investment Bank, 3.000%, 05/24/2024	673,062	0.9
ZAR 6,900,000	European Investment Bank, 8.125%, 12/21/2026	510,373	0.6
ZAR 15,360,000	European Investment Bank, 8.500%, 09/17/2024	1,147,461	1.5

	Total Supranational Bonds
	(Cost $2,120,967)	2,330,896	3.0

	Total Long-Term Investments
	(Cost $73,029,615)	68,775,505	87.5

SHORT-TERM INVESTMENTS: 14.1%
	Repurchase Agreements: 4.5%
1,000,000	(2) Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 07/01/21-01/15/59)	1,000,000	1.3
1,000,000	(2) Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 11/30/21-07/01/51)	1,000,000	1.2
556,649	(2) Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $556,650, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $567,782, due 03/01/25-07/01/51)	556,649	0.7
1,000,000	(2) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 08/01/21-04/15/62)	1,000,000	1.3

	Total Repurchase Agreements
	(Cost $3,556,649)	3,556,649	4.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 9.6%
3,454,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	3,454,000	4.4
3,756,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	3,756,000	4.8
338,000	(3) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	338,000	0.4
	Total Mutual Funds
	(Cost $7,548,000)	7,548,000	9.6

	Total Short-Term Investments
	(Cost $11,104,649)	11,104,649	14.1

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Total Investments in Securities (Cost $84,134,264)	$ 79,880,154	101.6
Liabilities in Excess of Other Assets	(1,239,055)	(1.6)
Net Assets	$ 78,641,099	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of June 30, 2021.

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo
ZAR	South African Rand

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	84.5%
Supranational Bonds	3.0
Short-Term Investments	14.1
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Sovereign Bonds	$–	$66,444,609	$–	$66,444,609
Supranational Bonds	–	2,330,896	–	2,330,896
Short-Term Investments	7,548,000	3,556,649	–	11,104,649
Total Investments, at fair value	$7,548,000	$72,332,154	$–	$79,880,154
Other Financial Instruments+
Centrally Cleared Swaps	–	37,774	–	37,774
Forward Foreign Currency Contracts	–	94,987	–	94,987
Futures	11,936	–	–	11,936
OTC Swaps	–	46,546	–	46,546
Total Assets	$7,559,936	$72,511,461	$–	$80,071,397
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(22,331)	$–	$(22,331)
Forward Foreign Currency Contracts	–	(239,241)	–	(239,241)
Futures	(15,954)	–	–	(15,954)
Total Liabilities	$(15,954)	$(261,572)	$–	$(277,526)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

At June 30, 2021, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN 38,520,725	USD 1,921,408	Barclays Bank PLC	07/23/21	$5,884
USD 96	KRW 107,306	Barclays Bank PLC	08/06/21	1
HUF 296,713,853	USD 1,025,743	BNP Paribas	08/06/21	(25,005)
USD 83,189	CZK 1,744,776	BNP Paribas	08/06/21	2,078
USD 95,253	COP 354,063,618	Citibank N.A.	07/23/21	1,008
USD 433,578	CNY 2,785,678	Citibank N.A.	08/06/21	3,888
ILS 12,325	USD 3,800	Citibank N.A.	08/06/21	(19)
USD 22,451	PEN 83,173	Credit Suisse International	07/23/21	809
USD 22,452	PEN 83,174	Credit Suisse International	07/23/21	809
USD 176,630	BRL 940,201	Goldman Sachs International	07/23/21	(11,970)
MYR 7,420,620	USD 1,806,468	Goldman Sachs International	08/06/21	(21,828)
USD 148,782	PHP 7,159,975	HSBC Bank USA N.A.	08/06/21	2,575
USD 2,494,613	TRY 21,437,553	HSBC Bank USA N.A.	08/06/21	77,935
CLP 842,176,069	USD 1,178,363	JPMorgan Chase Bank N.A.	07/23/21	(32,194)
RON 2,663,023	USD 655,225	JPMorgan Chase Bank N.A.	08/06/21	(15,107)
PLN 7,836,716	USD 2,106,843	Morgan Stanley Capital Services LLC	08/06/21	(51,242)
ZAR 5,320,423	USD 384,661	Morgan Stanley Capital Services LLC	08/06/21	(13,748)
RUB 150,248,716	USD 2,065,325	Standard Chartered Bank	08/06/21	(22,907)
THB 47,983,813	USD 1,540,174	Standard Chartered Bank	08/06/21	(43,198)
IDR 1,391,681,609	USD 97,185	Standard Chartered Bank	08/06/21	(2,023)
				$(144,254)

At June 30, 2021, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	10	09/30/21	$1,234,297	$(2,832)
U.S. Treasury Ultra 10-Year Note	1	09/21/21	147,203	2,576
U.S. Treasury Ultra Long Bond	1	09/21/21	192,687	8,311
			$1,574,187	$8,055
Short Contracts:
U.S. Treasury 10-Year Note	(7)	09/21/21	(927,500)	(3,863)
U.S. Treasury 2-Year Note	(3)	09/30/21	(660,961)	1,049
U.S. Treasury Long Bond	(2)	09/21/21	(321,500)	(9,259)
			$(1,909,961)	$(12,073)

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

At June 30, 2021, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.660%	Annual	06/27/27	PLN 2,200,000	$37,774	$37,774
Receive	28-day MXN TIIE-BANXICO	Monthly	6.880	Monthly	07/28/22	MXN 33,000,000	(22,331)	(22,331)
							$15,443	$15,443

At June 30, 2021, the following OTC interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Quarterly	Barclays Bank PLC	8.280%	Quarterly	09/30/24	ZAR 7,500,000	$46,546	$–	$46,546
								$46,546	$–	$46,546

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $85,893,490.
Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,659,886
Gross Unrealized Depreciation	(6,616,785)
Net Unrealized Depreciation	$(4,956,899)